Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK ALLOCATION TARGET SHARES
Prospectus Date	rr_ProspectusDate	Aug. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2014